Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventories
Raw materials	$ 21,611	$ 15,837
Finished goods	24,314	19,918
Total	$ 45,925	$ 35,755